United States
             Securities and Exchange Commission
                    Washington, DC 20549


                          Form 13F

                     Form 13F Cover Page



Report for the Calendar Year or Quarter Ended:  12/31/00

Check here if Amendment:  [  ]          Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:

     Name:     The Managers Funds LLC (formerly The Managers Funds, L.P.)
     Address:  40 Richards Avenue
               Norwalk, CT 06854

13F File Number:    28-3326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Laura A. Pentimone
Title:    Legal and Compliance Officer
Phone:    (203) 857-5322

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

     Signature, Place and Date of Signing:

          /s/Laura A. Pentimone
          Norwalk, Connecticut
          January 25, 2001

Report Type (Check only one):

[   ]     13F HOLDINGS REPORT.  (Check here if all holdings of this
          reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for This Manager:

     13F File Number                    Name
     --------------------     -----------------------------------
     28-06126                  Armstrong Shaw Associates, Inc.
     28-4530                   Chartwell Investment Partners, L.P.
    801-12548                  Essex Investment Management Company, LLC
     32-350006                 Roxbury Capital Management, LLC
     28-4496                   Kalmar Investment Advisers, Inc.
     28-4776                   HLM Management Co., Inc.
     28-6932                   Kern Capital Management LLC
     28-1982                   Westport Asset Management, Inc.
     28-4904                   Goldman Sachs Asset Management
     28-904                    Pilgrim, Baxter & Associates, Ltd.
     28-5324                   Skyline Asset Management, L.P.
     28-61                     Lazard Asset Management
     28-36                     Scudder Kemper Investments, Inc.
     28-399                    Rexiter Capital Management Limited
                                  (State Street Corporation)
     28-01185                  Frontier Capital Management, L.L.C.
     28-05582                  First Quadrant, L.P.

FORM 13F SUMMARY PAGE

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      --

Form 13F Information Table Value Total:      --



List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            13F File Number               Name
---            ---------------          ----------------------------
 1               28-04975               Affiliated Managers Group, Inc.